Significant accounting policies - Stock-based compensation (Details) - CAD ($)			12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equipment expense			$ 177,532,000	$ 243,427,000
Impairment of long-lived assets	$ 0	$ 0
Number of trading days used to determine weighted average trading price of common shares			5 days
Inventory Error
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equipment expense				(2,775,000)
Equipment expense net				$ (2,040,000)
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage	20.00%		20.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage	50.00%		50.00%
Restricted Share Unit (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award service period			2 years
Award vesting period			3 years
Compensation expense recognition period			3 years
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Compensation expense recognition period			3 years